SHAREHOLDER'S EQUITY (DEFICIT) (Narrative) (Details) € / shares in Units, $ in Millions	Feb. 08, 2024 shares	Feb. 04, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares
SHAREHOLDER'S EQUITY (DEFICIT)
Authorized share capital | €				€ 15,500,000
Number of shares authorized			155,000,000	155,000,000
Par Value of share | € / shares				€ 0.10
Number of shares outstanding	505,249,607	384,499,607
Share capital | $			$ 642.2		$ 642.2
Class A Share Capital
SHAREHOLDER'S EQUITY (DEFICIT)
Number of shares outstanding			115,220,745	115,220,745
Class B Share Capital
SHAREHOLDER'S EQUITY (DEFICIT)
Number of shares outstanding					352,193